SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 17, 2022	May 28, 2021	Jul. 15, 2020	Dec. 31, 2019	Oct. 29, 2019	Feb. 22, 2019	Oct. 31, 2017
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 1,500,000	$ 5,100,000	$ 6,800,000
Intrinsic value of options exercised	$ 0	$ 0
Weighted average grant-date fair value	$ 0.47	$ 1.26	$ 4.36
Dividends payments	$ 0
Unrecognized share-based compensation	$ 3,000,000
Recognized over a weighted average vesting period	2 years 7 months 6 days
Performance-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 700,000	$ 0	$ 0
Number of shares granted	954,500
Weighted average grant-date fair value	$ 0.76
Unrecognized share-based compensation	$ 0
Time-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 1,900,000	$ 5,800,000	$ 8,400,000
Number of shares granted	4,998,958
Weighted-average period	3 years
Weighted average grant-date fair value	$ 0.76	$ 10.05	$ 9.19
Unrecognized share-based compensation	$ 1,200,000
Market-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 100,000
Number of shares granted	2,863,500
Weighted-average period	4 years 2 months 12 days
Weighted average grant-date fair value	$ 0.4
Unrecognized share-based compensation	$ 1,100,000	$ 0	$ 0
2017 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized										13,376,865
Share based payment award, number of shares available to issue	0	0
Ordinary shares were available to issue										13,376,865
2018 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized							15,452,620		14,005,745
Share based payment award, number of shares available to issue	0	0
Ordinary shares were available to issue							15,452,620		14,005,745
2019 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized								100,000
Share based payment award, number of shares available to issue	0	0
Ordinary shares were available to issue								100,000
2020 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized						10,760,513
Share based payment award, number of shares available to issue	0
Ordinary shares were available to issue						10,760,513
2020 Plan | Restricted share units
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized						7,686,081
Ordinary shares were available to issue						7,686,081
2021 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized					12,023,618
Share based payment award, number of shares available to issue	0
Ordinary shares were available to issue					12,023,618
2021 Plan | Restricted share units
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized					6,011,809
Ordinary shares were available to issue					6,011,809
2022 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized				13,148,594
Share based payment award, number of shares available to issue	0
Ordinary shares were available to issue				13,148,594
2022 Plan | Restricted share units
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized				5,478,577
Ordinary shares were available to issue				5,478,577
2024 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized	12,508,276
Ordinary shares available for issuance	17,907,237
Outstanding share percentage	5.50%
Ordinary shares were available to issue	12,508,276